Interest Income	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Interest Income

25.	INTEREST INCOME

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest income
Bank deposit s	$10,310.7	$11,454.0	$5,139.1
Financial assets at FVTPL	382.7	339.5	2.5
Financial assets at FVTOCI	3,078.6	3,476.2	3,121.9
Financial assets at amortized cost	922.4	919.7	754.9

	$14,694.4	$16,189.4	$9,018.4